RELATED PARTY TRANSACTIONS AND BALANCES (Details Narrative) - CAD ($)	12 Months Ended
	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017
Disclosure of transactions between related parties [line items]
Salaries and benefits	$ 118,686	$ 159,457	$ 91,470
key management personnel [Member]
Disclosure of transactions between related parties [line items]
Salaries and benefits	$ 37,801	$ 35,071	$ 34,581